Award Timing Disclosure	12 Months Ended
Mar. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Practices on Timing of Equity Awards
In granting equity awards to the NEOs, the board of directors has historically used a consistent grant date of February 14 for annual RSU grants, which is expected to be during a scheduled open trading window (as defined under the Company’s insider trading policy). Beginning in fiscal 2025, however, the Compensation Committee (and, for Mr. Hart, the board of directors) adjusted the timing of the grant of equity awards to align more closely with StepStone’s fiscal year (rather than on a calendar year basis) and granted such awards on March 14, 2025, which was also during a scheduled open trading window. We anticipate that future equity awards will have a grant date in March, but we may change our equity grant timing practices in the future. During fiscal 2025, the Compensation Committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During fiscal 2025, we did not grant stock options to the NEOs.

Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false